Quarterly Financial Data (Unaudited) (Schedule of Quarterly Financial Information) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 13,481	$ 14,987	$ 14,143	$ 13,080	$ 12,607	$ 12,486	$ 12,063	$ 11,179	$ 55,691	$ 48,335	$ 16,964
Gross margin	1,900	1,972	1,792	1,638	1,489	1,422	1,498	1,372	7,302	5,781
Operating income	165	822	773	710	(153)	529	644	531	2,470	1,551	1,360
Net income (loss)	(294)	470	500	448	(701)	356	338	322	1,124	315	1,274
Limited Partners’ interest in net income	$ 111	$ 188	$ 163	$ 167	$ (171)	$ 150	$ 127	$ 90	$ 629	$ 196	$ 302
Basic net income per limited partner unit	$ 0.11	$ 0.18	$ 0.15	$ 0.15	$ (0.16)	$ 0.14	$ 0.11	$ 0.08	$ 0.58	$ 0.18	$ 0.29
Diluted net income (loss) per limited partner unit	$ 0.11	$ 0.18	$ 0.15	$ 0.15	$ (0.16)	$ 0.14	$ 0.11	$ 0.08	$ 0.58	$ 0.18	$ 0.29